Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax
1
5
. INCOME TAX
a) Income tax
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
The United States of America
The U.S. subsidiaries are subject to U.S. federal income taxes and state and local income taxes. In connection with U.S. tax legislation enacted in December 2017, the federal income tax rate for corporations changed to 21% beginning from January 1, 2018, while state income tax rates generally remained the same as in previous years. The U.S. federal income tax rules also provide for enhanced accelerated depreciation deductions by allowing the election of full expensing of qualified property, primarily equipment, through 2022.
Dividends received from U.S. corporation are U.S. source and would be subject to 30% withholding tax, unless reduced by a tax treaty or agreement.
Hong Kong S.A.R.
Under the current Hong Kong S.A.R. Inland Revenue Ordinance, the Company’s Hong Kong S.A.R. subsidiary is subject to Hong Kong S.A.R. profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong S.A.R. The first HK$2,000 of assessable profits earned by a company will be taxed at 8.25% whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Payments of dividends by the Hong Kong S.A.R. subsidiary to the Company is not subject to withholding tax in Hong Kong S.A.R.
The Inland Revenue (Amendment) (Taxation on Specified Foreign-sourced income) Bill 2022 (“the new FSIE regime”) has been enacted in Hong Kong on December 14, 2022 and will have effect from January 1, 2023 onwards. This is to address the European Union’s inclusion of Hong Kong in the “grey list” in concern of any risk of double non-taxation arising from the tax exemption of offshore passive income for companies in Hong Kong without substantial economic substance. From January 1, 2023, offshore passive income (including interest income, dividend income or gain on disposal of equity interest (where applicable)), that is received or deemed to be received in Hong Kong (i.e., identical to the “received” concept in Singapore), would need to meet additional requirements, including, amongst others, the economic substance requirements (i.e. similar to offshore jurisdictions like Cayman Islands, British Virgin Islands, etc.) in order to continue to be entitled to the offshore income tax exemption in Hong Kong.

The PRC
Under the Enterprise Income Tax Law (“EIT Law”) in the PRC, domestic companies are subject to EIT at a uniform rate of 25%. The Company’s PRC subsidiaries and VIEs are subject to the statutory income tax rate at 25%, unless a preferential EIT rate is otherwise stipulated.
On December 24, 2019, the Company’s wholly-owned subsidiary, Gigacloud Suzhou, obtained a certificate from related authorities of local government for “Advanced Technology Service Enterprise (“ATSE”) qualification. This certificate entitled Gigacloud Suzhou to enjoy a preferential income tax rate of 15% for a period of three years from 2019 to 2021 if all the criteria for ATSE status could be satisfied in the relevant years. Subsequently, Gigacloud Suzhou renewed and obtained the ATSE certificate in early 2023, which entitles Gigacloud Suzhou to the preferential tax rate of 15% from 2022 to 2024 if all the criteria for ATSE status could be satisfied in the relevant year.
Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the EIT Law provide that non-resident
legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.
Dividends paid to
non-PRC-resident
corporate investor from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a
PRC-resident
enterprise to its
non-PRC-resident
corporate investor for earnings generated beginning on January 1, 2008. As at December 31, 2020, 2021 and 2022, earnings from all foreign subsidiaries and VIEs will be indefinitely reinvested. Hence, the Group has not provided for deferred tax liabilities on undistributed earnings for PRC subsidiaries.
The components of income before income taxes are
as
follows:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$

Hong Kong S.A.R.	37,211	35,825	27,832
The PRC, excluding Hong Kong S.A.R.	143	1,685	3,734
The U.S.	7,158	9,346	6,502
Others	763	(9,131)	(6,904)

Total	45,275	37,725	31,164

For the years ended December 31, 2020, 2021 and 2022, the details of income tax expense are set forth below:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Current
— The U.S.	1,263	2,172	2,706
— The PRC, excluding Hong Kong S.A.R.	5,665	5,750	3,886
— Others	274	415	417

Total current tax expense	7,202	8,337	7,009

Deferred
— The U.S.	638	170	186
— The PRC, excluding Hong Kong S.A.R.	(20)	(39)	(3)

Total deferred tax expense	618	131	183

Income tax expense	7,820	8,468	7,192

The Group prepared the income tax rate reconciliation using the income tax rate of PRC where the Group’s major operation domiciles.
The actual income tax expense reported in the consolidated statements of comprehensive income for each of the years ended December 31, 2020, 2021 and 2022 differs from the amount computed by applying the PRC income tax rate of
25% to profit before income taxes
due
to the following:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Computed expected income tax expenses at the PRC tax rate of 25%	11,319	9,431	7,791
Tax rate differential for non-PRC entities	(2,928)	(134)	(1,387)
Preferential tax rate	(31)	(44)	(509)
Net operating loss carryforwards expired	6	933	12
Change in unrecognized tax benefits	38	232	254
Non-deductible expenses	4	2	2
Non-taxable offshore profit in Hong Kong S.A.R*	(6,140)	(6,148)	(4,593)
Special tax adjustment in the PRC**	5,582	5,589	3,263
Others	24	(435)	777
Change in valuation allowance on deferred tax assets	(54)	(958)	1,582

Total	7,820	8,468	7,192

*
On the basis that the operations of GigaCloud Technology (HongKong) Limited (“Giga HK”) that gave rise to the profits derived by Giga HK were entirely undertaken outside of Hong Kong S.A.R, the corresponding profits are treated as offshore sourced and not subject to Hong Kong S.A.R. profits tax.

**	As the profits derived by Giga HK were attributed to the PRC, Gigacloud Suzhou recognized Giga HK offshore sourced profits as taxable income of Gigacloud Suzhou.
b) Deferred tax assets and deferred tax liabilities

	December 31,
	2021	2022
	US$	US$
Net operating losses carryforwards	1,204	2,786
Inventories under the uniform capitalization (UNICAP) rules	808	744
Inventory write-down	619	672
Accrued expenses and other current liabilities	305	308
Operating lease liabilities, current and non-current	—	33,494
Others	134	157

Less: valuation allowance	(1,204)	(2,786)

Total deferred tax assets, net	1,866	35,375

Tax impact of full expensing of qualified property and equipment	(2,080)	(2,370)
Finance leases	—	(80)
Operating lease right-of-use assets	—	(33,322)

Total gross deferred income tax liabilities	(2,080)	(35,772)

Net deferred liabilities	(214)	(397)

The deferred taxes noted above are classified as follows in the Group’s consolidated balance sheets:

	Year ended December 31,
	2021	2022
	US$	US$
Deferred tax assets	72	75
Deferred tax liabilities	(286)	(472)

Net deferred liabilities	(214)	(397)

Changes in valuation allowance are as follows:

	Year ended December 31,
	2021	2022
	US$	US$
Balance at the beginning of the year	2,162	1,204
Additions	322	1,643
Decrease	(1,280)	(61)

Balance at the end of the year	1,204	2,786

Unremitted Earnings
As of December 31, 2020, 2021 and 2022, the Group has not respectively recorded approximately US$2,260,
US$4,224
and
US$5,933
,
of deferred tax liabilities associated with remaining unremitted foreign earnings considered indefinitely reinvested, for which foreign income and withholding taxes would be due upon repatriation.
Net Operating Losses and Valuation Allowances
Net operating losses carryforwards of the Company’s subsidiaries and VIEs in jurisdictions other than the PRC do not expire. The net operating losses carryforwards of the Company’s PRC subsidiaries and VIE amounted to US$3,762, US$356 and US$595 as of December 31, 2020, 2021 and 2022
.

US$45, US$26, US$18
,
 US$164
and US$342

will expire if unused by December 31, 2023, 2024, 2025
, 2026
and 202
7
, respectively.
 As of December 31, 2022, the net operating loss carryforwards of the Company’s subsidiary incorporated in the United Kingdom amounted to US$10,137, do not expire. As of December 31, 2022, the net operating loss carryforwards of the Company’s subsidiary incorporated in the Germany amounted to US$2,157, do not expire.
The recoverability of these future tax deductions is evaluated by assessing the adequacy of future expected taxable income from all sources, including taxable income in prior carryback years, reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. To the extent the Group does not consider it more-likely-than-not
that a deferred tax asset will be recovered, a valuation allowance is generally established. To the extent that a valuation allowance was established, it is subsequently determined that it is more-likely-than-not
that the deferred tax assets will be recovered, the change in the valuation allowance is recognized in the consolidated statements of comprehensive income.
As of December 31, 2020, 2021 and 2022, the valuation allowances of US$2,162,
US$1,204 and US$2,786 were related to the deferred income tax assets of the certain subsidiaries and VIEs of the Company which were in loss position. These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.
Uncertain Tax Positions
The benefits of uncertain tax positions are recorded in the Company’s consolidated financial statements only after determining a more-likely-than-not
probability that the uncertain tax positions will sustain, if examined by taxing authorities.
As of December 31, 2020, 2021 and 2022, the amounts of unrecognized tax benefits were
US$801, US$1,033 and US$2,894, respectively, which would affect the Group’s effective income tax rate.
A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Unrecognized tax benefits, beginning of year	763	801	1,033
Increases	38	232	254
Reclassified from prior-year income tax payable	—	—	1,607

Unrecognized tax benefits, end of year	801	1,033	2,894

The Group classifies interest and penalties related to uncertain tax benefits as income tax expense.
The Group recognizes the benefit of positions taken or expected to be taken in tax returns in the financial statements when it is more-likely-than-not
that the position would be sustained upon examination by tax authorities. A recognized tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.
Due to uncertainties under the tax law, positions taken on tax returns may be challenged and ultimately disallowed by taxing authorities. Accordingly, it may not be appropriate to reflect a position taken on the tax return when the outcome of that tax position is uncertain. For the years ended December 31, 2020, 2021 and 2022, the Group recorded the amounts of US$38, US$232 and US$1,861, respectively, which are related to uncertainty of the Company’s subsidiaries and consolidated VIEs in the PRC and the U.S. mainly with regards to the tax impact of transfer pricing adjustment. The unrecognized tax benefits balances, if recognized upon audit settlement or statute expiration, would affect the effective tax rate. The Group is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months.
According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiary and the VIEs for the years from 2020 to 2022 are open to examination by the PRC tax authorities.